Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Contract receivable	$ 0	$ 0	$ 4,767,100
Other receivables	1,979,111	(2,017,122)	(13,924)
Prepaid expenses	286,391	(2,012,605)	475,077
Accounts payable and accrued liabilities	(1,368,203)	1,347,365	(1,858,170)
Contract liability	0	0	547,707
Other liabilities	(723,230)	807,877	(27,982)
Non-cash impact of foreign exchange	35,710	78,708	14,531
Change in non-cash working capital related to operating activities	$ 209,779	$ (1,795,777)	$ 3,904,339